ORGANIZATION AND BUSINESS BACKGROUND	6 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS BACKGROUND
NOTE 1 -     ORGANIZATION AND BUSINESS BACKGROUND
Hollysys Automation Technologies Ltd. (“Hollysys” or the “Company”) was established under the laws of the British Virgin Islands (“BVI”) on February 6, 2006.
As of December 31, 2020, the Company had subsidiaries incorporated in countries and jurisdictions including the People’s Republic of China (“PRC”), Singapore, Malaysia, Macau, Hong Kong, BVI, India, Qatar and Indonesia.

The Company makes a determination at the inception of each arrangement whether an entity in which the Company has made an investment or in which the Company has other variable interests is considered a variable interest entity (“VIE”). The Company consolidates a VIE when it is deemed to be the primary beneficiary. The primary beneficiary of a VIE is the party that meets both of the following criteria: (i) has the power to make decisions that most significantly affect the economic performance of the VIE; and (ii) has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to the VIE. Periodically, the Company determines whether any changes occurred requiring a reassessment of whether it is the primary beneficiary of a VIE. If the Company is not deemed to be the primary beneficiary in a VIE, the investment or other variable interests in a VIE is accounted for in accordance with applicable GAAP.
In November 2015, CECL was established in Doha, Qatar, by CCPL, a wholly-owned subsidiary of the Company incorporated under the laws of Singapore, and a Qatar citizen as a nominee shareholder, with
49% and 51% of equity interest in CECL, respectively. Through a series of contractual arrangements signed in November 2015 and September 2016, CCPL is entitled to appoint the majority of the directors of CECL who have the power to direct the activities that significantly impact CECL’s economic performance. In addition, CCPL is entitled to 95% of the variable returns or losses from CECL’s operations. In accordance with Accounting Standards Codification (“ASC”) 810,
Consolidation
, despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between CCPL and CECL through the series of contractual arrangements and CCPL is considered the primary beneficiary of CECL, which is a VIE. Therefore, CECL was consolidated by the Company since inception.

The following tables set forth the financial statement balances and amounts of the VIE that were included in the condensed
consolidated financial statements:

	June 30,	December 31,
	2020	2020
		(Unaudited)
Current assets	$9,708	$6,155
Non-current assets	183	100

Total assets	9,891	6,255

Current liabilities	$6,919	$6,032

Total liabilities	6,919	6,032

	Six months ended December 31,
	2019	2020
	(Unaudited)	(Unaudited)
Net revenue	$365	$20
Cost of revenue	200	16
Net profit	165	4
Net cash provided by (used in) operating activities	785	(555)

As of December 31, 2020, the current assets of the VIE included amounts due from subsidiaries of the Group amounting
to $4,567 (June 30, 2020: $7,385), and the current liabilities of the VIE included amounts due to subsidiaries of the Group amounting
to $162 (June 30, 2020:

$
267), which were all eliminated upon consolidation by the Company. Creditors of the VIE do not have recourse to the general credit of the Company for the liabilities of the VIE. The Company through CCPL is obligated to absorb the VIE’s expected losses and to provide financial support to the VIE if required. For the six months ended December 31, 2019 and 2020, the Company has not provided financial support other than that
which it was contractually required to provide.
T
here are no assets of the VIE that can be used only to settle obligations of the VIE.
In July 2017, Bond Corporation Pte. Ltd (“BCPL”), a wholly-owned Singapore subsidiary of the Company, and a Malaysian citizen (the “Trustee”) entered into a trust deed, under which, 49.1% of BCPL’s equity interests in Bond M & E Sdn. Bhd. (“BMJB”), a Malaysian company, which previously was a 100% subsidiary of BCPL, was transferred to the Trustee. According to the trust deed, all of the beneficial interests in BMJB belong to BCPL and the Trustee shall hold the legal title of the transferred shares in trust for and act on behalf of BCPL absolutely. Any dividend, interest and other benefits received or receivable by the Trustee will be transferred to BCPL. The Trustee shall exercise the managerial rights and voting power in a manner directed by a prior written notice from BCPL. The Trustee shall be obligated to vote in the same manner as BCPL in the absence of any written notice. In addition, an undated Form of Transfer of Securities with the transferee’s name left blank was duly executed by the Trustee and delivered to BCPL. Therefore, BCPL can transfer the 49.1% of equity interests to any party at any time without further approval by the Trustee. Accordingly, the Company believes it holds all beneficial rights, obligation and the power of the 100% equity interest in BMJB, and therefore consolidates BMJB in its condensed
consolidated financial statements.

The Company, its subsidiaries and the VIE, (collectively the “Group”) are principally engaged in the manufacture, sale and provision of integrated automation systems and services, mechanical and electrical solution services and installation services in the PRC, Southeast Asia and the Middle East.